Acquisitions and divestitures (Details Narrative) R$ in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Nov. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jul. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 BRL (R$)	Jun. 30, 2024 USD ($)	Apr. 30, 2024 USD ($)	Jan. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Closing transaction	$ 72
Realized loss during the period	$ 87
Acquired the minority interest						$ 130
Realized gain during the acquisitions						3
Net debt					$ 10,499	9,560
Realized gain recorded on equity results						31
Gain from disposals of non-current assets					1,121
Non-current assets net					214
Property, plant and equipment					916
Working capital adjustments					9
Reclassification adjustments on exchange differences on translation, net of tax			$ 140		1,115		$ 4,830
Other financial items, net			37
Ferroalloys [Member]
IfrsStatementLineItems [Line Items]
Cash transferred														$ 40
Sale of the assets							11
Impairment loss							10
Discontinued operations [member] | Nucor Corporation [Member] | California Steel Industries Inc [Member]
IfrsStatementLineItems [Line Items]
Proportion of voting rights held in joint venture								50.00%
Cash flows from losing control of subsidiaries or other businesses, classified as investing activities								$ 437
Gain on sales							292
Gains on disposals of investments							142
Reclassification due							150
Discontinued operations [member] | Vulcan Minerals [Member]
IfrsStatementLineItems [Line Items]
Working capital adjustments							589
Reclassification adjustments on exchange differences on translation, net of tax							3,072
Receivable from coal net assets				$ 270
Royalty consideration, term				10 years
Net income from discontinued operations							2,060
Derecognition of noncontrolling interest							$ 585
Anglo American Brasil [Member]
IfrsStatementLineItems [Line Items]
Acquisition cost					750
Payment of cash					30
Reversal of impairment and gains (losses) on disposal of non-current assets, net					626
VODC [Member]
IfrsStatementLineItems [Line Items]
Reversal of impairment and gains (losses) on disposal of non-current assets, net									$ 1,222
Sale of equity interest amount					555
Remeasurement fair value of remaining interest amount					555
Cumulative translation adjustments amount					112
Alianca Energia [Member]
IfrsStatementLineItems [Line Items]
Results from investments and other results in associates and joint ventures										$ 305
Alianca Energia [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Acquisition cost										493
Alianca Energia [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Acquisition cost										$ 2,737	R$ 2,737
PTVI [Member]
IfrsStatementLineItems [Line Items]
Reversal of impairment and gains (losses) on disposal of non-current assets, net					1,059							$ 1,059
Remeasurement fair value of remaining interest amount					657
Cumulative translation adjustments amount					1,063
Net loss					$ 661
Energy Transition Metals Business [Member]
IfrsStatementLineItems [Line Items]
Aggregated amount													$ 2,455
Gain from the sale amount													895
Transactions with noncontrolling shareholders													$ 1,514
Arcelor Mittal Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Investment			111
Accounts receivable			$ 24
Sale of interest		$ 1,082
Net debt		$ 1,149